Document and Entity Information	Oct. 22, 2026
Cover [Abstract]
Entity Registrant Name	POOL CORPORATION
Amendment Flag	false
Entity Central Index Key	0000945841
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Incorporation State Country Code	DE
Entity File Number	0-26640
Entity Tax Identification Number	36-3943363
Entity Address, Address Line One	109 Northpark Boulevard
Entity Address, City or Town	Covington
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70433-5001
City Area Code	985
Local Phone Number	892-5521
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	POOL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false